Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Weighted average remaining lease term	1 year 6 months 7 days	1 year 9 months 25 days
Operating leases discount rates	4.75%	4.75%
Rental expense	$ 412,891	$ 498,166	$ 426,152
Lease liabilities	$ 427,278	$ 409,595	$ 480,636